INVENTORIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

	12-31-2024	12-31-2023
Components of inventory	ThU.S.$	ThU.S.$
Raw materials	166,695	141,554
Production supplies	209,201	202,924
Work in progress	82,565	84,644
Finished godos	762,086	721,267
Spare parts	235,713	249,457
Total inventories	1,456,260	1,399,846

In order to have inventories recorded at net realizable value, inventories are subject to evaluations and obsolescence provision recognition as of December 31, 2024, a net increase of inventories was recognized associated with a lower provision of ThU.S.$ 3,728 (ThU.S.$ 33,361 and ThU.S.$ 11,880 as of December 31, 2023 and 2022, respectively). As of December 31, 2024, the amount of provision arises to the sum of ThU.S.$ 107,003 (ThU.S.$ 110,731 as of December 31, 2023).

As of December 31, 2024, there were inventory write-offs of ThU.S.$ 2,200 (ThU.S.$ 3,614 and ThU.S.$ 4,865 as of December 31, 2023 and 2022, respectively) which are presented in the consolidated statements of profit or loss within cost of sales.

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, no inventories were pledged as security.